Borrowing Arrangements - Related Party - August 2022 Bridge Notes (Details) - USD ($) $ in Thousands		12 Months Ended
	Aug. 25, 2022	Dec. 31, 2022	Dec. 31, 2021	Aug. 12, 2020
Borrowing Arrangements Related Party
Cash proceeds		$ 10,637
Notes payable		600
Other financing cost		30,793	$ 8,955
Working Capital Facility
Borrowing Arrangements Related Party
Principal amount				$ 600
Notes payable		$ 600
August 2022 Bridge Notes
Borrowing Arrangements Related Party
Cash proceeds	$ 1,200
Notes payable	4,400
Other financing cost	$ 3,200
Interest rate of per annum	10.00%
August 2022 Bridge Notes | Loan and Security Agreement
Borrowing Arrangements Related Party
Principal amount	$ 5,000
Cash proceeds	1,400
Cancellation of remaining debt facility	$ 3,600